Finance Income - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Investments In Associates [Line Items]
Gain from the sale of an associate	€ 12,258
Swissfillon AG
Disclosure Of Significant Investments In Associates [Line Items]
Gain from the sale of an associate	€ 12,258
% equity interest		26.94%